Stockholders' Equity	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Equity [Abstract]
Stockholders' Equity

3 STOCKHOLDERS’ EQUITY

The stockholders' equity section of the Company contains the following classes of Capital stock as of September 30, 2012, respectively:

•	Preferred stock, $0.00001 par value, 20,000,000 shares authorized 0 shares issued and outstanding.

•	Common Stock, $0.00001 par value, 250,000,000 shares authorized 104,208,000 shares issued and outstanding.

COMMON STOCK

•	On July 22, 2009, the Company entered into an agreement with its founder, Mr. David Dreslin, for the sale of 80,000,000 shares of common stock at a price of $0.0000025 per share. The Company realized $200 from this subscription.

•	On August 27, 2009, the Company entered into an agreement with two different investors for the sale of 24,000,000 shares of common stock at a price of $0.0025 per share. The Company realized $60,000 from these subscriptions.

•	On June 30, 2010, the Company entered into an agreement for the sale of 208,000 shares at a price of $0.0025 per share to 38 different investors. The Company realized $520 from these subscriptions.

•	The company's board of directors authorized a four-for-one stock split effective on June 30, 2010. Each shareholder of record on June 30, 2010 received three additional shares of common stock for each share held on that date. All share and related information presented in these financial statements and accompanying footnotes reflect the increased number of shares resulting from this action.

3	STOCKHOLDERS’ EQUITY

The stockholders' equity section of the Company contains the following classes of Capital stock as of June 30, 2012, and June 30, 2011 respectively:

•	Preferred Stock, $0.00001 par value, 20,000,000 shares authorized 0 and 0 shares issued and outstanding.

•	Common Stock, $0.00001 par value, 250,000,000 shares authorized 104,208,000 and 104,208,000 shares issued and outstanding.

COMMON STOCK

•	On July 22, 2009, the Company entered into an agreement with one of its founders for the sale of 80,000,000 shares of common stock at a price of $0.0000025 per share. The Company realized $200 from this subscription.

•	On August 27, 2009, we entered into an agreement with two different investors for the sale of 24,000,000 shares of common stock at a price of $0.0025 per share. The Company realized $60,000 from these subscriptions.

•	On June 30, 2010, the Company entered into an agreement for the sale of 208,000 shares at a price of $0.0025 per share to 38 different investors. The Company realized $520 from these subscriptions.

•	The company's board of directors authorized a four-for-one stock split effective on June 30, 2010. Each shareholder of record on June 30, 2010 received three additional shares of common stock for each share held on that date. All share and related information presented in these financial statements and accompanying footnotes reflect the increased number of shares resulting from this action.